Earnings Per Share - Basic Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Profit for the year, attributable to equity holders of the company	£ 46,747	£ 35,951
Weighted average number of shares outstanding (in shares)	56,962,777	55,911,086
Earnings per share - basic (in gbp per share)	£ 0.82	£ 0.64